Securities - Summary of Amortized Cost Securities (Detail) - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		$ 105,784	$ 106,590	$ 98,456
Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		6,896	7,136
Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		5,566	5,588
US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		57,892	59,245
US State Municipal And Agencies Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		106	109
Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		1,370	1,387
NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[1]	31,838	31,013
Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		2,116	2,112
Fair Value [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		96,859	94,832
Fair Value [member] | Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		6,895	7,129
Fair Value [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		5,592	5,583
Fair Value [member] | US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		52,145	51,717
Fair Value [member] | US State Municipal And Agencies Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		106	105
Fair Value [member] | Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		1,363	1,377
Fair Value [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[1]	28,702	26,864
Fair Value [member] | Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		$ 2,056	$ 2,057

[1]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.